Summary of Significant Accounting Policies - Schedule of Supplemental Cash flow (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Supplemental cash flows:
Cash paid for interest, net of amounts capitalized			$ 130,732	$ 61,140	$ 23,525
Income tax paid	$ 2,055		838	168	22
Noncash investing and financing activities:
Change in capital expenditures in payables and accrued liabilities	4,589	$ 10,668	31,771	41,017	17,158
Assumptions of asset retirement obligations related to properties acquired or drilled	$ 39	$ 433	5,420	4,227	7,962
Distributions to noncontrolling interests			0	0	47
Repurchase of equity under repurchase program			3,425	0	0
Accounts receivable related to acquisitions			9,569	0	0
Natural Gas Partners [Member]
Noncash investing and financing activities:
Contribution of oil and gas properties from NGP affiliate			0	0	6,893
Accrued distribution to NGP affiliates related to Cinco Group acquisitions			0	4,352	0
Contribution related to sale of assets to NGP affiliate - restricted cash			0	0	2,013
MEMP [Member]
Noncash investing and financing activities:
Accrued equity offering costs			$ 0	$ 0	$ 171